Capital Lease Obligations (Tables)	8 Months Ended
Dec. 31, 2012
Capital Lease Obligations [Abstract]
Schedule Of Future Minimum Lease Payments For Capital Leases [Table Text Block]
Future minimum lease payments under these leases are as follows:

	April 30, 2011	April 30, 2012	December 31, 2012
	HK$	HK$	HK$
Year ended April 30, 2012	5,463	306	—
Years ending April 30, 2013	307	—	—
	5,770	306	—
Less: Imputed interest	156	3	—
	5,614	303	—
Less: Current portion of capital lease obligations	5,311	303	—
Non-current portion of capital lease obligations	303	—	—